SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHY (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 218,423	$ 161,606	$ 620,971	$ 473,209
Production Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	148,292	97,160	420,516	284,631
Drilling and Evaluation Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 70,131	$ 64,446	$ 200,455	$ 188,578